Loans, Net and Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Loan	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan serviced for the benefit of others	$ 2,809	$ 3,775	$ 5,784	$ 12,453
Loans and leases receivable description	There were no concentrations of loans related to a single industry in excess of 10% of total loans.	There were no concentrations of loans related to a single industry in excess of 10% of total loans.	There were no concentrations of loans related to a single industry in excess of 10% of total loans.	There were no concentrations of loans related to a single industry in excess of 10% of total loans.
Recorded investment in troubled debt restructuring including nonaccraul	5,066	7,544	7,099	8,680
Loans Acquired with Deteriorated Credit Quality, Related Allowance, Number of Loans	2
Loans acquired with deteriorated credit quality	65	0	0	0	0
Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, amortization period	20 years	20 years
Loans acquired with deteriorated credit quality	0	0	0	0
Agricultural | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio (percent)	80.00%	80.00%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with deteriorated credit quality	$ 0	$ 0	$ 0	$ 0
Consumer | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of total loan portfolio (percent)	3.00%	3.00%